PROVISIONS - Changes in Provision (Details) - Environmental rehabilitation provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes In Other Provisions [Roll Forward]
Balance, beginning of year	$ 54,429	$ 55,971
Change in estimates	6,885	8,927
Disposition of Stawell	0	(5,482)
Site closure and reclamation costs paid	(6,840)	(10,212)
Unwinding of discount on rehabilitation provision	1,152	1,003
Foreign currency translation	(5,023)	4,222
Balance, end of the year	50,603	54,429
Current portion	10,488	13,946
Long-term balance	$ 40,115	$ 40,483